RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Right To Use Assets And Lease Liability
SCHEDULE OF RIGHT TO USE ASSETS	Right to use assets is summarized below:
	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Right to use asset	$995	$995
Less accumulated amortization	(660)	(583)
Right to use assets, net	$335	$412
Right to use assets is summarized below:
	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Right to use asset	$995	$995
Less accumulated amortization	(583)	(290)
Right to use assets, net	$412	$705

SCHEDULE OF LEASE LIABILITY	Lease liability is summarized below:
	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Total lease liability	$368	$452
Less: short term portion	(308)	(349)
Long term portion	$60	$103
Lease liability is summarized below:
	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Total lease liability	$452	$765
Less: short term portion	(349)	(313)
Long term portion	$103	$452

SCHEDULE OF MATURITY ANALYSIS UNDER LEASE AGREEMENTS

Maturity analysis under these lease agreements are as follows (000’s):

Year ended December 31, 2024	278
Year ended December 31, 2025	106
Total	384
Less: Present value discount	(16)
Lease liability	$368

Maturity analysis under these lease agreements are as follows (000’s):

Year ended December 31, 2024	370
Year ended December 31, 2025	106
Total	476
Less: Present value discount	(24)
Lease liability	$452

SCHEDULE OF LEASE EXPENSE

Lease expense for the three months ended March 31, 2024 and 2023 was comprised of the following:

	March 31, 2024 (000’s)	March 31, 2023 (000’s)
Operating lease expense	$77	$71
Short-term lease expense	7	6
Variable lease expense	8	15
Total	$92	$92

Lease expense for the year ended December 31, 2023 and 2022 was comprised of the following:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Operating lease expense	$337	$373
Short-term lease expense	33	37
Variable lease expense	8	28
Total	$378	$438